Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Three months ended March 31,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	2	-	1	19
Interest cost	5	3	5	4
Expected return on plan assets	(7)	-	(6)	-
Net periodic benefit cost	-	3	-	23